Commitments and Contingencies	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Commitments and Contingencies

NOTE 9—COMMITMENTS AND CONTINGENCIES

Operating Leases

Certain facilities and equipment are leased under noncancelable operating leases. The Company generally pays taxes, insurance and maintenance costs on leased facilities and equipment. The Company leases office space in San Jose, California and other locations under various non-cancelable operating leases that expire at various dates through 2018.

In December 2011, the Company entered into an agreement to lease approximately 64,512 square feet of office and research and development space located in San Jose, California, which the Company uses as its corporate headquarters. The lease term is from April 1, 2012, through July 31, 2017. The lease has been categorized as an operating lease, and the total estimated rent expense to be recognized is $4.9 million.

At March 31, 2013, future minimum annual payments under operating leases are as follows (in thousands):

	2013 (remainder)	2014	2015	2016	2017	Thereafter	Total
Operating leases	$407	$1,712	$1,678	$1,638	$1,129	$94	$6,658

Purchase Commitments

The Company subcontracts with other companies to manufacture its products. During the normal course of business, the Company’s contract manufacturers procure components based upon orders placed by the Company. If the Company cancels all or part of the orders, it may still be liable to the contract manufacturers for the cost of the components purchased by them to manufacture the Company’s products. The Company periodically reviews the potential liability and to date no significant accruals have been recorded. The Company’s consolidated financial position and results of operations could be negatively impacted if it were required to compensate the contract manufacturers for any liabilities incurred.

Indemnification Obligations

The Company enters into standard indemnification agreements with many of its business partners in the ordinary course of business. These agreements include provisions for indemnifying the business partner against any claim brought by a third party to the extent any such claim alleges that a Ubiquiti product infringes a patent, copyright or trademark, or violates any other proprietary rights of that third party. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is not estimable and the Company has not incurred any material costs to defend lawsuits or settle claims related to these indemnification agreements to date.

Legal Matters

The Company may be involved, from time to time, in a variety of claims, lawsuits, investigations, and proceedings relating to contractual disputes, intellectual property rights, employment matters, regulatory compliance matters and other litigation matters relating to various claims that arise in the normal course of business. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. The Company assesses its potential liability by analyzing specific litigation and regulatory matters using available information. The Company develops its views on estimated losses in consultation with inside and outside counsel, which involves a subjective analysis of potential results and outcomes, assuming various combinations of appropriate litigation and settlement strategies. Taking all of the above factors into account, the Company records an amount where it is probable that the Company will incur a loss and where that loss can be reasonably estimated. However, the Company’s estimates may be incorrect and the Company could ultimately incur more or less than the amounts initially recorded. Litigation can be costly, diverting management’s attention and could, upon resolution, have a material adverse effect on the Company’s business, results of operations, financial condition, and cash flows.

Export Compliance Matters

In January 2011, the U.S. Commerce Department, Bureau of Industry and Security’s (“BIS”) Office of Export Enforcement (“OEE”) contacted the Company to request that the Company provide information related to its relationship with a logistics company in the United Arab Emirates (“UAE”) and with a company in Iran, as well as information on the export classification of its products. As a result of this inquiry the Company, assisted by outside counsel, conducted a review of the Company’s export transactions from 2008 through March 2011 to not only gather information responsive to the OEE’s request but also to review the Company’s overall compliance with export control and sanctions laws. The Company believes its products have been sold into Iran by third parties. The Company does not believe that it directly sold, exported or shipped its products into Iran or any other country subject to a U.S. embargo. However, until early 2010, the Company did not prohibit its distributors from selling its products into Iran or any other country subject to a U.S. embargo. In the course of this review the Company identified that two distributors may have sold the Company’s products into Iran. The Company’s review also found that while it had obtained required Commodity Classification Rulings for its products in June 2010 and November 2010, the Company did not advise its shipping personnel to change the export authorizations used on its shipping documents until February 2011. During the course of the Company’s export control review, the Company also determined that it had failed to maintain adequate records for the five year period required by the EAR and the sanctions regulations due to its lack of infrastructure and because it was prior to its transition to its current system of record, NetSuite.

In May 2011, the Company filed a self-disclosure statement with the BIS and OEE. In June 2011, the Company filed a self-disclosure statement with the U.S. Department of the Treasury’s Office of Foreign Asset Control (“OFAC”) regarding the compliance issues noted above. The disclosures address the above described findings and the remedial actions the Company had taken to date. However, the findings also indicate that both distributors continued to sell, directly or indirectly, the Company’s products into Iran during the period from February 2010 through March 2011 and that the Company received various communications from them indicating that they were continuing to do so. Since January 2011, the Company has cooperated with OEE and, prior to its disclosure filing, the Company informally shared with the OEE the substance of its findings with respect to both distributors. From May 2011 to August 2011, the Company provided additional information regarding its review and its findings to OEE to facilitate its investigation and OEE advised the Company in August 2011 that it had completed its investigation of the Company. In August 2011, the Company received a warning letter from OEE stating that OEE had not referred the findings of the Company’s review for criminal or administrative prosecution and closed the investigation of the Company without penalty.

OFAC is still reviewing the Company’s voluntary disclosure. In the Company’s submission, the Company provided OFAC with an explanation of the activities that led to the sales of its products in Iran and the failure to comply with the Export Administration Regulations (the “EAR”) and OFAC sanctions. Although the Company’s OFAC and OEE voluntary disclosures covered similar sets of facts, which led the OEE to resolve the case with the issuance of a warning letter, OFAC may conclude that the Company’s actions resulted in violations of U.S. export control and economic sanctions laws and warrant the imposition of penalties that could include fines, termination of the Company’s ability to export its products, and/or referral for criminal prosecution. The penalties may be imposed against the Company and/or its management. The maximum civil monetary penalty for the violations is up to $250,000 or twice the value of the transaction, whichever is greater, per violation. Any such fines or restrictions may be material to the Company’s financial results in the period in which they are imposed. The Company cannot predict when OFAC will complete its review or decide upon the imposition of possible penalties.

While the Company has taken actions designed to ensure that export classification information is distributed to the appropriate personnel in a timely manner and has adopted policies and procedures to promote its compliance with applicable export laws and regulations, including obtaining written distribution agreements with substantially all of its distributors that contain covenants requiring compliance with U.S. export control and economic sanctions law; notifying all of its distributors of their obligations and obtaining updated distribution agreements from distributors that accounted for approximately 99% of its revenue in fiscal 2012. However the Company cannot be sure such actions will be effective. Additionally, the Company’s failure to amend all its distribution agreements and to implement more robust compliance controls immediately after the discovery of Iran-related sales activity in early 2010 may be aggravating factors that could impact the imposition of penalties imposed on the Company or its management. Based on the facts known to the Company to date, the Company recorded an expense of $1.6 million for this export compliance matter in fiscal 2010, which represents management’s estimated exposure for fines in accordance with applicable accounting literature. This amount was calculated from information discovered through the Company’s internal review and this loss is deemed to be probable and reasonably estimable. However, the Company also believes that it is reasonably possible that the loss may be higher, but the Company cannot reasonably estimate the range of any further potential losses. Should additional facts be discovered in the future and/or should actual fines or other penalties substantially differ from the Company’s estimates, its business, financial condition, cash flows and results of operations would be materially negatively impacted.

Shareholder Class Action Lawsuits

Beginning on September 7, 2012, two shareholder class action complaints were filed against the Company, certain of its officers and directors and the underwriters of the Company’s initial public offering in the United States District Court for the Northern District of California. On January 30, 2013, the plaintiffs filed an Amended Consolidated Complaint, which alleges claims under the Securities Act of 1933, the Securities Exchange Act of 1934 and SEC Rule 10b-5 on behalf of a purported class of those who purchased the Company’s common stock between October 14, 2011 and August 9, 2012 and/or acquired the Company’s stock pursuant to or traceable to the registration statement for the initial public offering. The Amended Consolidated Complaint alleges that the defendants violated the federal securities laws by issuing false or misleading statements regarding the sale of counterfeit Company products. The consolidated complaint seeks, among other things, damages and interest, rescission, and attorneys’ fees and costs. On March 26, 2013, the Company filed a motion to dismiss the complaint. On April 30, 2013, the plaintiffs filed an opposition to the Company’s motion to dismiss.

The Company believes that the allegations in the consolidated complaint are without merit and intend to vigorously contest the litigation. However, there can be no assurance that the Company will be successful in its defense. Because the case is at a very early stage, the Company cannot currently estimate the loss or the range of possible losses we may experience in connection with this litigation.

NOTE 9—COMMITMENTS AND CONTINGENCIES

Operating Leases

Certain facilities and equipment are leased under noncancelable operating leases. The Company generally pays taxes, insurance and maintenance costs on leased facilities and equipment. The Company leases office space in San Jose, California and other locations under various non-cancelable operating leases that expire at various dates through 2017.

In July 2011, the Company entered into an agreement to lease additional office space for its research and development offices in Taiwan. The lease term is from July 14, 2011 through July 15, 2016. The premises consist of approximately 10,000 rentable square feet of space. The lease has been categorized as an operating lease, and the total estimated rent expense to be recognized is $1.6 million.

In December 2011, the Company entered into an agreement to lease approximately 64,512 square feet of office and research and development space located in San Jose, California, which will be used as the Company’s corporate headquarters. The lease term is from April 1, 2012, though June 30, 2017. The lease has been categorized as an operating lease, and the total estimated rent expense to be recognized is $4.9 million.

At June 30, 2012, future minimum annual payments under operating leases are as follows (in thousands): (in thousands):

	2013	2014	2015	2016	2017	Thereafter	Total
Operating leases	$1,240	$1,373	$1,386	$1,418	$1,122	$—	$6,539

Rent expense under operating leases was $1.6 million, $751,000 and $392,000 for fiscal 2012, fiscal 2011 and fiscal 2010, respectively.

Purchase Commitments

The Company subcontracts with other companies to manufacture its products. During the normal course of business, the Company’s contract manufacturers procure components based upon orders placed by the Company. If the Company cancels all or part of the orders, it may still be liable to the contract manufacturers for the cost of the components purchased by them to manufacture the Company’s products. The Company periodically reviews the potential liability and to date no accruals have been recorded. The Company’s consolidated financial position and results of operations could be negatively impacted if it were required to compensate the contract manufacturers for any liabilities incurred.

Indemnification Obligations

The Company enters into standard indemnification agreements with many of its business partners in the ordinary course of business. These agreements include provisions for indemnifying the business partner against any claim brought by a third party to the extent any such claim alleges that a Ubiquiti product infringes a patent, copyright or trademark, or violates any other proprietary rights of that third party. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is not estimable and the Company has not incurred any material costs to defend lawsuits or settle claims related to these indemnification agreements to date.

Legal Matters

The Company may be involved, from time to time, in a variety of claims, lawsuits, investigations, and proceedings relating to contractual disputes, intellectual property rights, employment matters, regulatory compliance matters and other litigation matters relating to various claims that arise in the normal course of business. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. The Company assesses its potential liability by analyzing specific litigation and regulatory matters using available information. The Company develops its views on estimated losses in consultation with inside and outside counsel, which involves a subjective analysis of potential results and outcomes, assuming various combinations of appropriate litigation and settlement strategies. Because of the uncertainties related to both the amount and ranges of possible loss from pending litigation matters, the Company is unable to predict with certainty the precise liability that could finally result from a range of possible unfavorable outcomes. Taking all of the above factors into account, the Company records an amount where it is probable that the Company will incur a loss and where that loss can be reasonably estimated. However, the Company’s estimates may be incorrect and the Company could ultimately incur more or less than the amounts initially recorded. Litigation can be costly, diverting management’s attention and could, upon resolution, have a material adverse effect on the Company’s business, results of operations, financial condition, and cash flows.

Export Compliance Matters

In January 2011, the U.S. Commerce Department, Bureau of Industry and Security’s (“BIS”) Office of Export Enforcement (“OEE”) contacted the Company to request that the Company provide information related to its relationship with a logistics company in the UAE and with a company in Iran, as well as information on the export classification of its products. As a result of this inquiry the Company, assisted by outside counsel, conducted a review of the Company’s export transactions from 2008 through March 2011 to not only gather information responsive to the OEE’s request but also to review the Company’s overall compliance with export control and sanctions laws. It was in the course of this review that the Company identified the Iranian sales of two of its distributors.

In May 2011, the Company filed a self-disclosure with the BIS and Security’s Office of Export Enforcement OEE and in June 2011, filed one with U.S. Department of the Treasury’s Office of Foreign Asset Control (“OFAC”) regarding the compliance issues noted above. The disclosures address the above described findings and the remedial actions the Company had taken to date. However, the findings also indicate that both distributors continued to sell, directly or indirectly, the Company’s products into Iran during the period from February 2010 through March 2011 and that the Company received various communications from them indicating that they were continuing to do so. Since January 2011, the Company has cooperated with OEE and, prior to its disclosure filing, the Company informally shared with the OEE the substance of its findings with respect to both distributors. From May 2011 to August 2011, the Company provided additional information regarding its review and its findings to OEE to facilitate its investigation and OEE advised the Company in August 2011 that it had completed its investigation of the Company. In August 2011, the Company received a warning letter from OEE stating that OEE had not referred the findings of the Company’s review for criminal or administrative prosecution and closed the investigation of the Company without penalty.

OFAC is still reviewing the Company’s voluntary disclosure. In the Company’s submission, the Company provided OFAC with an explanation of the activities that led to the sales of its products in Iran and the failure to comply with the Export Administration Regulations (the “EAR”) and OFAC sanctions. Although the Company’s OFAC and OEE voluntary disclosures covered similar sets of facts, which led the OEE to resolve the case with the issuance of a warning letter, OFAC may conclude that the Company’s actions resulted in violations of U.S. export control and economic sanctions laws and warrant the imposition of penalties that could include fines, termination of the Company’s ability to export its products, and/or referral for criminal prosecution. Any such fines may be material to the Company’s financial results in the period in which they are imposed. The penalties may be imposed against the Company and/or its management. The maximum civil monetary penalty for the violations is up to $250,000 or twice the value of the transaction, whichever is greater, per violation. The Company cannot predict when OFAC will complete its review or decide upon the imposition of possible penalties.

Based on the facts known to the Company to date, the Company recorded an expense of $1.6 million for this export compliance matter in fiscal 2010, which represents management’s estimated exposure for fines in accordance with applicable accounting literature. This amount was calculated from information discovered through the Company’s internal review and this loss is deemed to be probable and reasonably estimable. However, the Company also believes that it is reasonably possible that the loss may be higher, but the Company cannot reasonably estimate the range of any further potential losses. Specific information has come to management’s attention based on which, management cannot estimate any further range of possible losses. Should additional facts be discovered in the future and/or should actual fines or other penalties substantially differ from the Company’s estimates, its business, financial condition, cash flows and results of operations would be materially negatively impacted.